Bank overdrafts, bonds and bank loans	12 Months Ended
Dec. 31, 2017
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Bank overdrafts, bonds and bank loans

20. Bank overdrafts, bonds and bank loans

Amounts falling due within one year:

	2017 £m	2016 £m
Bank overdrafts	393.2	534.3
Corporate bonds and bank loans	230.9	468.2
	624.1	1,002.5

The Group considers that the carrying amount of bank overdrafts approximates their fair value.

Amounts falling due after more than one year:

	2017 £m	2016 £m
Corporate bonds and bank loans	6,250.4	5,564.9

The Group estimates that the fair value of corporate bonds is £5,816.5 million at 31 December 2017 (2016: £6,101.4 million). The fair values of the corporate bonds are based on quoted market prices. The Group considers that the carrying amount of bank loans of £993.4 million (2016: £272.1 million) approximates their fair value.

The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2017 £m	2016 £m
Within one year	624.1	1,002.5
Between one and two years	727.6	208.0
Between two and three years	421.0	717.2
Between three and four years	1,384.2	195.7
Between four and five years	356.6	660.9
Over five years	3,361.0	3,783.1
	6,874.5	6,567.4